Note 12 - Income Taxes: Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Details
Deferred Tax Assets	$ 8,781,220	$ 8,637,567
Realization Allowance	(8,781,220)	(8,637,567)
Balance Recognized	$ 0	$ 0